Risks and Uncertainties	12 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
Risks and Uncertainties

(17) Risks and Uncertainties

Credit risk

Our assets that potentially subject to a significant concentration of credit risk primarily consist of cash and accounts receivable.

We believe there is no significant credit risk associated with cash in Hong Kong, which was held by reputable financial institutions in Hong Kong. The Hong Kong Deposit Protection Board pays compensation up to US$64,036 (equivalent to HK$500,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024, cash balance of US$3,249,185 (equivalent to HK$25,369,928) was maintained at financial institutions in Hong Kong and approximately US$64,036 (equivalent to HK$500,000) was insured by the Hong Kong Deposit Protection Board.

We believe there is no significant credit risk associated with cash in the PRC, which was held by reputable financial institutions in PRC. The People’s Bank of China pays compensation up to US$78,632 (equivalent to RMB500,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024, cash balance of US$9,341,215 (equivalent to RMB$67,886,813) was maintained at financial institutions in PRC and approximately US$78,632 (equivalent to RMB500,000) was insured by The People’s Bank of China.

We believe there is no significant credit risk associated with cash in Vietnam, which was held by reputable financial institutions in Vietnam. The Deposit insurance of Vietnam pays compensation up to US$4,911 (equivalent to VND 125,000,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024, cash balance of US$756,185 (equivalent to VND19,248,525,918) was maintained at financial institutions in Vietnam and approximately US$4,911 (equivalent to VND 125,000,000) was insured by The Deposit Insurance of Vietnam.

We designed credit policies with an objective to minimize their exposure to credit risk. Our accounts receivable is short term in nature and the associated risk is minimal. We conduct credit evaluations on our clients and generally do not require collateral or other security from such clients. We periodically evaluate the creditworthiness of the existing clients in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

We are also exposed to risk from other receivables. These assets are subjected to credit evaluations. An allowance, where applicable, would make for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the year ended June 30, 2024, one customer accounted for 18.8% of our total revenues. For the year ended June 30, 2023, one customer accounted for 13.9% of our total revenues. For the year ended June 30, 2022, one customer accounted for 12.5% of our total revenues.

As of June 30, 2024, three customers accounted for 15.6%, 11.0% and 10.9% of the total balance of accounts receivable. As of June 30, 2023, two customers accounted for 12.5% and 11.4% of the total balance of accounts receivable.

Vendor concentration risk

For the year ended June 30, 2024, two vendors accounted for 19.7% and 13.3% of our total purchases. For the year ended June 30, 2023, three vendors accounted for 21.5%, 10.1% and 9.0% of our total purchases. For the year ended June 30, 2022, three vendors accounted for 18.3%, 14.9% and 10.8% of our total purchases.

As of June 30, 2024, one vendor accounted for 9.3% of the total balance of accounts payable. As of June 30, 2023, one vendor accounted for 12.9% of the total balance of accounts payable.